Document and Entity Information	Apr. 28, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 28, 2025
Entity Registrant Name	Jade Biosciences, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-40544
Entity Tax Identification Number	83-1377888
Entity Address Address Line 1	221 Crescent St.
Entity Address Address Line 2	Building 23
Entity Address Address Line 3	Suite 105
Entity Address City Or Town	Waltham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02453
City Area Code	781
Local Phone Number	312-3013
Entity Information Former Legal Or Registered Name	Aerovate Therapeutics, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	JBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001798749
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	930 Winter Street
Entity Address Address Line 2	Suite M-500
Entity Address Address Line 3	Suite 105
Entity Address City Or Town	Waltham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02451